Financial Instruments and Risk Management - Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	£ 197	[1]	£ 428	£ 177
Non-current asset	1,312	[1]	1,818	1,462
Current liability	50	[1]	34	48
Non-current liability	787	[1]	869	863
Designated in a Cash Flow Hedge [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	187		417	166
Non-current asset	1,061		1,508	1,158
Current liability	41		25	40
Non-current liability	587		616	618
Other [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	10		11	11
Non-current asset	251		310	304
Current liability	9		9	8
Non-current liability	£ 200		£ 253	£ 245

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements